UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07255
Oppenheimer International Bond Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  September 30
Date of reporting period:  09/30/2008

Item 1.  Reports to Stockholders.

September 30, 2008

Oppenheimer

International Bond Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Market Recap and Outlook

Listing of Top Holdings

ANNUAL REPORT

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

September 30, 2008 Oppenheimer Management International Bond Commentaries and Fund Annual Report M A N A G E M E N T C O M M E N TA R I E S Market Recap and Outlook Listing of Top Holdings A N N U A L R E P O RT Fund Performance Discussion Listing of Investments Financial Statements “Despite the global credit crisis and heightened market volatility, we are confident that the Fund remains positioned to earn competitive levels of current income in international markets.”

TOP HOLDINGS AND ALLOCATIONS
Top Ten Geographical Holdings

Japan	20.2%
United States	14.7
France	7.5
Germany	7.4
Brazil	6.5
United Kingdom	6.4
Russia	3.7
Turkey	3.5
Mexico	2.8
Peru	2.3
Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2008, and are based on the total market value of investments.
Regional Allocation Europe 29.9% Asia 24.2 Latin America 16.1 United States/Canada 16.0 Middle East/Africa 7.8 Emerging Europe 5.4 Supranational 0.6 Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2008, and are based on the total market value of investments.
9 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended September 30, 2008, followed by a graphical comparison of the Fund’s performance to an appropriate broad-based market index.
Management’s Discussion of Fund Performance. For the 12-month period ended September 30, 2008, the Fund’s Class A shares (without sales charge) returned -0.01%, underperforming the Citigroup Non-U.S. Dollar World Government Bond Index, which returned 5.16% during the same time frame.
     Like most other investments, the Fund was affected throughout the reporting period by a global economic slowdown and financial crisis, which intensified during the summer of 2008. As investors throughout the world grew increasingly risk-averse, they turned away from emerging-markets debt and currencies, causing their values to decline. Conversely, sovereign debt and currencies in developed markets reversed course and rallied late in the reporting period. The Fund was vulnerable to these developments due to its longstanding emphasis on bonds and investments linked to the currencies of emerging markets, such as Brazil, Mexico, Turkey and Russia. In fact, because we believe that real interest rates in these markets remain attractive and their central banks have room to reduce short-term rates, we increased the Fund’s exposure to the emerging markets in the spring of 2008. However, the timing of this move proved to be unfortunate when the financial crisis intensified over the summer. Some of the markets that previously had been most supportive of the Fund’s returns, such as Brazil and Russia, became some of the harder hit areas during the summer’s market turbulence. On the other hand, Mexico’s debt and currency have held up relatively well due to its proactive monetary policy, and Turkey benefited from lower oil prices when commodity prices moderated over the summer.
     As of the reporting period’s end, we have maintained the Fund’s focus on certain emerging markets. We recently increased the Fund’s exposure to bonds in Western Europe, which we expect to benefit as the economy slows and interest rates fall, but we have maintained an underweighted position in investments linked to the region’s currency, the euro. We have established a more robust position in investments linked to the yen, as Japan’s currency historically has been relatively stable during global downturns, but the country’s low-yielding bonds have remained relatively unattractive to us. In our view, these are prudent long-term strategies for today’s unsettled market conditions.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2008. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is
10 | OPPENHEIMER INTERNATIONAL BOND FUND

measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on September 27, 2004. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
     The Fund’s performance is compared to the Citigroup Non-U.S. Dollar World Government Bond Index, a market-capitalization-weighted index that tracks performance of 13 government bond markets in developed countries. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund’s performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the securities in the indices.
11 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Average Annual Total Returns of Class A Shares with Sales Charge of the Fund at 9/30/08 1-Year –4.76% 5-Year 7.85% 10-Year 10.18%
12 | OPPENHEIMER INTERNATIONAL BOND FUND

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Average Annual Total Returns of Class B Shares with Sales Charge of the Fund at 9/30/08 1-Year –5.48% 5-Year 7.72% 10-Year 10.21%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. See page 17 for further information.
13 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Average Annual Total Returns of Class C Shares with Sales Charge of the Fund at 9/30/08 1-Year –1.67% 5-Year 8.12% 10-Year 9.89%
14 | OPPENHEIMER INTERNATIONAL BOND FUND

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Average Annual Total Returns of Class N Shares with Sales Charge of the Fund at 9/30/08 1-Year –1.37% 5-Year 8.47% Since Inception (3/1/01) 10.56%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. See page 17 for further information.
15 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Average Annual Total Returns of Class Y Shares of the Fund at 9/30/08 1-Year 0.38% 5-Year N/A Since Inception (9/27/04) 8.91%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. See page 17 for further information.
16 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
17 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
Class Y shares of the Fund were first publicly offered on 9/27/04. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
18 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
19 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2008	September 30, 2008	September 30, 2008

Actual
Class A	$1,000.00	$901.50	$4.38
Class B	1,000.00	897.30	8.34
Class C	1,000.00	897.80	7.81
Class N	1,000.00	900.70	6.49
Class Y	1,000.00	903.10	2.62

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.40	4.66
Class B	1,000.00	1,016.25	8.86
Class C	1,000.00	1,016.80	8.30
Class N	1,000.00	1,018.20	6.89
Class Y	1,000.00	1,022.25	2.78
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended September 30, 2008 are as follows:

Class	Expense Ratios

Class A	0.92%
Class B	1.75
Class C	1.64
Class N	1.36
Class Y	0.55
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
20 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS September 30, 2008

	Principal
	Amount		Value

Asset-Backed Securities—0.0%
Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates, Series 2006-1A, Cl. C, 5.787%, 11/14/13[1,2] (Cost $1,350,000)	$1,350,000		$1,291,275

Foreign Government Obligations—66.8%
Argentina—0.2%
Argentina (Republic of) Bonds:
3.127%, 8/3/12[2]	8,213,500		5,904,988
Series GDP, 0.971%, 12/15/35[2]	14,920,000		1,208,520
Series V, 7%, 3/28/11	18,993,000		14,131,322
Series VII, 7%, 9/12/13	4,700,000		3,192,280

			24,437,110

Australia—0.2%
New South Wales Treasury Corp. Sr. Bonds, Series 12RG, 6%, 5/1/12	14,940,000	AUD	11,809,367
New South Wales Treasury Corp. Sr. Unsec. Bonds, Series 14RG, 5.50%, 8/1/14	21,765,000	AUD	16,727,309

			28,536,676

Austria—0.6%
Austria (Republic of) Unsec. Unsub. Nts., Series E, 4%, 9/15/16	50,411,000	EUR	69,597,171
Belgium—0.6%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35	46,735,000	EUR	66,344,054
Brazil—4.2%
Banco Nacional de Desenvolvimento Economico e Social Nts., 6.369%, 6/16/18[3]	19,160,000		16,956,600
Brazil (Federal Republic of) Bonds:
6%, 1/17/17	26,320,000		25,464,600
8%, 1/15/18	43,285,000		46,531,375
8.75%, 2/4/25	2,135,000		2,513,963
8.875%, 10/14/19	28,355,000		33,317,125
10.50%, 7/14/14	17,650,000		22,283,125
Brazil (Federal Republic of) Letras Tesouro Nacional Treasury Bills, 0%, 1/1/09[4]	98,520,000	BRR	50,051,360
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
10%, 1/10/10	198,234,000	BRR	99,120,532
10%, 1/1/12	142,758,000	BRR	68,482,428
10%, 1/1/17	301,170,000	BRR	130,060,682
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15	4,000,000		4,284,000

			499,065,790

Bulgaria—0.0%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15	1,500,000		1,657,500
8.25%, 1/15/15[3]	1,440,000		1,591,200

			3,248,700
F1 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Canada—1.3%
Canada (Government of) Bonds:
3.50%, 6/1/13	48,645,000	CAD	$46,460,146
5%, 6/1/37	51,190,000	CAD	54,472,798
Canada (Government of) Nts.:
3.75%, 6/1/10	36,515,000	CAD	34,844,419
4.25%, 6/1/18	22,275,000	CAD	21,825,000

			157,602,363

Colombia—0.6%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28[3]	16,413,000,000	COP	6,284,858
Colombia (Republic of) Bonds:
7.375%, 9/18/37	3,390,000		3,401,865
10.75%, 1/15/13	12,180,000		14,326,725
12%, 10/22/15	19,665,000,000	COP	9,450,034
Colombia (Republic of) Nts.:
8.25%, 12/22/14	10,455,000		11,395,950
11.75%, 3/1/10	7,228,000,000	COP	3,372,252
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17	11,650,000		12,232,500
EEB International Ltd. Sr. Unsec. Bonds, 8.75%, 10/31/14[3]	6,850,000		6,850,000

			67,314,184

Costa Rica—0.0%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20	2,730,000		3,467,100
Denmark—0.5%
Denmark (Kingdom of) Bonds, 5%, 11/15/13	303,125,000	DKK	59,574,357
Ecuador—0.0%
Ecuador (Republic of) Unsec. Bonds, 10%, 8/15/30[2]	5,270,000		3,847,100
Egypt—0.3%
Egypt (The Arab Republic of) Treasury Bills:
Series 182, 11.021%, 1/6/09[4]	54,425,000	EGP	9,686,405
Series 364, 8.371%, 1/6/09[4]	45,675,000	EGP	8,073,082
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/15/12[3]	134,990,000	EGP	21,005,309

			38,764,796

El Salvador—0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34[3]	1,185,000		1,179,075
7.65%, 6/15/35[3]	7,740,000		7,623,900

			8,802,975

France—7.8%
France (Government of) Obligations Assimilables du Tresor Bonds:
3.25%, 4/25/16	204,300,000	EUR	270,396,298
4%, 10/25/38	153,520,000	EUR	190,456,826
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	Principal
	Amount		Value

France Continued
France (Government of) Treasury Nts.:
3.75%, 1/12/13	246,150,000	EUR	$342,776,168
4.50%, 7/12/12	97,450,000	EUR	139,890,337

			943,519,629

Germany—7.6%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13	239,535,000	EUR	337,520,000
Series 05, 4%, 1/4/37	145,450,000	EUR	185,458,835
Series 07, 4.25%, 7/4/17	271,337,000	EUR	388,618,544

			911,597,379

Ghana—0.0%
Ghana (Republic of) Bonds, 8.50%, 10/4/17[3]	6,100,000		5,795,000
Greece—1.3%
Greece (Republic of) Bonds, 4.60%, 5/20/13	108,735,000	EUR	153,088,220
Guatemala—0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11	4,830,000		5,385,450
10.25%, 11/8/11[3]	160,000		178,400

			5,563,850

Hungary—0.3%
Hungary (Republic of) Bonds, Series 12/C, 6%, 10/24/12	5,767,000,000	HUF	29,949,897
Indonesia—0.7%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14[3]	11,305,000		10,881,063
6.90%, 1/17/18[3]	18,360,000		16,767,821
7.25%, 4/20/15[3]	7,450,000		7,245,125
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38[3]	23,530,000		21,294,650
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35[3]	23,270,000		22,746,425

			78,935,084

Israel—0.5%
Israel (State of) Bonds:
5.50%, 2/28/17	106,630,000	ILS	30,706,983
Series 2682, 7.50%, 3/31/14	107,990,000	ILS	34,112,680

			64,819,663

Italy—1.7%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4.70%, 7/1/09[2]	145,325,000	EUR	204,813,055
Japan—21.1%
Japan (Government of) Bonds:
2 yr., Series 269, 0.90%, 6/15/10	75,726,000,000	JPY	714,087,173
5 yr., Series 72, 1.50%, 6/20/13	86,926,000,000	JPY	834,924,414
F3 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Japan Continued
Japan (Government of) Bonds: Continued
10 yr., Series 279, 2%, 3/20/16	14,154,000,000	JPY	$141,331,060
10 yr., Series 282, 1.70%, 9/20/16	39,613,000,000	JPY	383,961,727
20 yr., Series 61, 1%, 3/20/23	23,556,000,000	JPY	196,928,647
20 yr., Series 73, 2%, 12/20/24	17,666,000,000	JPY	166,613,194
20 yr., Series 75, 2.10%, 3/20/25	9,815,000,000	JPY	93,688,469

			2,531,534,684

Malaysia—0.3%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12[1]	107,980,000	MYR	33,562,411
Mexico—2.1%
Mexican Williams Sr. Nts., 3.578%, 11/15/08[1,2]	500,000		502,760
United Mexican States Bonds:
8.375%, 1/14/11	53,310,000		57,441,525
Series A, 6.375%, 1/16/13	10,815,000		11,144,858
Series M7, 8%, 12/24/08[2]	1,099,090,000	MXN	100,409,482
Series MI10, 8%, 12/19/13	547,680,000	MXN	49,261,068
Series M20, 10%, 12/5/24[2]	289,600,000	MXN	30,104,604

			248,864,297

Nigeria—1.4%
Nigeria (Federal Republic of) Nts.:
Series 3Y2S, 12.50%, 2/24/09	356,000,000	NGN	3,052,553
Series 3Y7S, 17%, 12/16/08	570,000,000	NGN	4,906,900
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10	196,946		164,825
Nigeria (Federal Republic of) Treasury Bills:
Series 364, 9.187%, 1/8/09[4]	3,517,400,000	NGN	29,074,661
Series 364, 9.171%, 2/5/09[4]	2,714,000,000	NGN	22,200,735
Series 364, 9.30%, 4/9/09[4]	783,500,000	NGN	6,298,510
Nigeria (Federal Republic of) Treasury Bonds:
Series 3Y, 9.23%, 5/25/12	2,404,900,000	NGN	19,527,097
Series 3Y1S, 15%, 1/27/09	522,300,000	NGN	4,500,710
Series 5 yr., 9.50%, 2/23/12	1,180,900,000	NGN	9,769,296
Series 5Y, 9.50%, 8/31/12	2,202,000,000	NGN	17,832,802
Series 5Y13, 12.99%, 9/29/11	866,700,000	NGN	8,124,276
Series 7Y, 9.20%, 6/29/14[1]	650,000,000	NGN	5,053,990
Series 7Y16, 11.99%, 12/22/13	1,422,500,000	NGN	12,094,546
Series 7YR, 12.74%, 10/27/13	1,050,600,000	NGN	9,222,841
Series 10 yr., 9.35%, 8/31/17	2,514,200,000	NGN	17,956,281

			169,780,023

Norway—0.2%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13	103,175,000	NOK	19,148,565
F4 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Panama—0.7%
Panama (Republic of) Bonds:
6.70%, 1/26/36	$12,875,000		$12,231,250
7.25%, 3/15/15	29,345,000		30,592,163
8.875%, 9/30/27	8,195,000		9,608,638
9.375%, 4/1/29	11,550,000		14,379,750
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26	11,625,000		11,973,750

			78,785,551

Peru—2.1%
Peru (Republic of) Bonds:
7.84%, 8/12/20	86,585,000	PEN	27,614,446
8.375%, 5/3/16	4,890,000		5,232,300
9.91%, 5/5/15	135,047,000	PEN	48,900,689
Series 7, 8.60%, 8/12/17	123,865,000	PEN	41,970,612
Series 8-1, 12.25%, 8/10/11	146,090,000	PEN	53,968,805
Peru (Republic of) Certificates of Deposit:
3.925%, 10/20/08[4]	23,742,000	PEN	7,920,674
4.066%, 4/13/09[4]	2,646,000	PEN	850,038
4.163%, 7/9/09[4]	35,611,000	PEN	11,216,181
5.708%, 1/5/09[4]	120,037,000	PEN	39,430,803
5.719%, 11/6/08[4]	47,740,000	PEN	15,870,497
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16[4]	1,426,585		939,691

			253,914,736

Philippines—0.4%
Philippines (Republic of the) Bonds, 8%, 1/15/16	2,910,000		3,077,325
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31	31,475,000		33,206,125
9%, 2/15/13	13,985,000		15,453,425

			51,736,875

Poland—0.6%
Poland (Republic of) Bonds:
Series WS0922, 5.75%, 9/23/22	10,000,000	PLZ	4,148,550
Series 0413, 5.25%, 4/25/13	171,500,000	PLZ	68,999,135

			73,147,685

Sweden—0.4%
Sweden (Kingdom of) Bonds, Series 1049, 4.50%, 8/12/15	321,865,000	SEK	48,485,454
The Netherlands—1.1%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11	67,255,000	EUR	97,909,979
Netherlands (Kingdom of the) Nts., 4.50%, 7/15/17	27,250,000	EUR	38,883,605

			136,793,584
F5 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Turkey—2.7%
Turkey (Republic of) Bonds:
6.75%, 4/3/18	$22,650,000		$21,291,000
7%, 9/26/16	13,755,000		13,789,388
7%, 3/11/19	14,885,000		14,083,592
14%, 1/19/11[2]	66,350,000	TRY	47,639,248
15.861%, 10/7/09[4]	79,000,000	TRY	52,069,681
16%, 3/7/12[2]	127,200,000	TRY	93,258,291
18.134%, 1/13/10[4]	109,390,000	TRY	68,524,067
Series CPI, 12%, 8/14/13	5,430,000	TRY	4,405,593
Turkey (Republic of) Nts., 7.25%, 3/15/15	4,755,000		4,743,113

			319,803,973

Ukraine—0.1%
Bayerische Hypo-und Vereinsbank AG for the City of Kiev, Ukraine, 8.625% Nts., 7/15/11[3]	18,470,000		16,623,000
United Kingdom—4.1%
United Kingdom Gilt Bonds:
4.75%, 6/7/10	55,815,000	GBP	100,429,888
5%, 3/7/12	50,890,000	GBP	92,965,991
United Kingdom Treasury Bonds:
4.75%, 12/7/38	108,770,000	GBP	201,440,501
5%, 3/7/18	54,330,000	GBP	100,686,487

			495,522,867

Uruguay—0.4%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27	248,600,000	UYU	11,351,004
7.625%, 3/21/36	9,935,000		9,487,925
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18	403,060,000	UYU	21,799,500
8%, 11/18/22	10,815,000		10,869,075

			53,507,504

Venezuela—0.6%
Venezuela (Republic of) Bonds:
9%, 5/7/23	43,165,000		29,568,025
9.25%, 9/15/27	22,910,000		17,148,135
Venezuela (Republic of) Nts., 10.75%, 9/19/13	18,580,000		17,140,050
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25	20,110,000		12,166,550

			76,022,760

Total Foreign Government Obligations (Cost $8,348,798,894)			8,035,918,122
F6 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Loan Participations—0.1%
Credit Suisse First Boston International, Export-Import Bank of Ukraine, 8.40% Sec. Nts., 2/9/16[1] (Cost $17,260,608)	$18,180,000		$9,817,200

Corporate Bonds and Notes—15.8%
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15[3]	7,923,000		6,536,475
AES Panama SA, 6.35% Sr. Nts., 12/21/16[3]	2,225,000		2,128,629
Alrosa Finance SA:
8.875% Nts., 11/17/14	7,010,000		6,046,125
8.875% Nts., 11/17/14[3]	10,295,000		8,879,438
AmBev International Finance Co. Ltd., 9.50% Bonds, 7/24/17[3]	24,030,000	BRR	9,218,509
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36	140,800,000	MXN	11,352,575
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[3]	9,609,251		8,384,071
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17	44,425,000	EUR	56,901,375
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14	33,350,000	EUR	44,896,416
Banco BMG SA, 9.15% Nts., 1/15/16[3]	9,710,000		9,345,875
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21[2,3]	2,750,000		2,612,500
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16[3]	2,630,000		1,696,350
Banco Invex SA, 26.137% Mtg.-Backed Certificates, Series 062U, 3/13/34[2,5]	27,603,725	MXN	9,476,610
Banco Pine SA, 7.375% Sr. Unsec. Nts., 6/17/10[3]	14,360,000		13,857,400
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16	165,910,000	EUR	213,008,886
4.50% Sr. Sec. Nts., 7/13/21	77,305,000	EUR	94,083,275
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18[3]	19,200,000		17,568,000
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.[3,6]	6,700,000		6,221,111
Cloverie plc, 7.454% Sec. Nts., Series 2005-93, 12/20/10[1,2]	3,600,000		3,000,600
Coriolanus Ltd., 10.62% Sec. Nts., 8/10/10[1]	16,300,000		6,520,000
Dali Capital plc/Bank of Moscow, 7.25% Sec. Nts., Series 28, Tranche 1, 11/25/09	72,600,000	RUR	2,772,726
Dali Capital SA (ROSBANK), 8% Sec. Nts., Series 23, Tranche 1, 9/30/09	71,200,000	RUR	2,629,078
Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16	8,510,000	EUR	10,830,054
Eirles Two Ltd., 4.692% Sec. Nts., Series 335, 4/30/12[1,2]	10,800,000		6,134,400
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10[3]	13,295,000	BRR	6,986,705
Exsportfinans ASA, 3.50% Nts., 2/11/11[2]	195,570,000	EUR	243,010,586
GAZ Capital SA, 7.51% Sec. Nts., 7/31/13[3]	21,790,000		19,937,850
Gazprom Capital SA:
7.288% Sr. Unsec. Nts., 8/16/37[3]	27,890,000		19,690,340
8.146% Sr. Unsec. Bonds, 4/11/18[3]	19,230,000		16,730,100
8.625% Sr. Unsec. Nts., 4/28/34[3]	19,305,000		17,948,438
Gazprom International SA, 7.201% Unsec. Bonds, 2/1/20[3]	5,313,054		4,821,597
F7 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Corporate Bonds and Notes Continued
GTL Trade Finance, Inc., 7.25% Sr. Unsec. Nts., 10/20/17[3]	$13,420,000		$12,879,442
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10[4]	42,800,000		37,321,600
12.278% Sr. Unsec. Nts., 3/9/09[4]	30,220,000		29,615,600
9.751% Sr. Unsec. Nts., 7/8/09[4]	30,220,000		31,187,040
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17[3]	3,260,000		1,972,300
9.25% Sr. Nts., 10/16/13[3]	38,620,000		29,544,300
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22[2,3]	12,125,000		8,376,435
6.625% Nts., 10/3/12[3]	11,560,000		11,164,417
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24[3]	10,137,137		10,745,365
Inter-American Development Bank:
6.26% Nts., 12/8/09[2]	11,200,000	BRR	5,815,124
11.108% Nts., 1/25/12[2]	8,451,000,169	COP	3,447,675
International Bank for Reconstruction & Development (The), 15% Nts., 1/7/10[1]	3,000,000	TRY	2,287,586
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12[3]	2,225,000		2,141,563
8.80% Sr. Nts., 1/30/17[3]	2,780,000		2,675,750
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19[3]	28,160,000		28,236,314
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35[1]	35,873,152	MXN	2,745,506
24.62% Mtg.-Backed Certificates, Series 06U, 9/25/35[2]	18,096,193	MXN	4,840,378
JPMorgan Securities Ltd., Red Square Capital Ltd., 9% Collateralized Debt Obligation Nts., 11/20/08[3]	365,000,000	RUR	13,833,328
JSC Astana Finance, 9.16% Nts., 3/14/12[1]	14,000,000		9,689,967
Kazmunaigaz Finance Sub BV, 9.125% Nts., 7/2/18[3]	22,970,000		19,639,350
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10[3]	2,780,000		2,502,000
Majapahit Holding BV:
7.25% Nts., 10/17/11[3]	2,860,000		2,724,150
7.75% Nts., 10/17/16[3]	6,420,000		5,489,100
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11[3]	2,745,000		2,333,250
National Gas Co., 6.05% Nts., 1/15/36[3]	4,945,000		4,315,462
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16	665,100,000	PHP	12,045,307
6.875% Nts., 11/2/16[3]	2,739,000		2,526,728
9.625% Unsec. Bonds, 5/15/28	5,095,000		5,719,138
Nordic Investment Bank, 12.50% Sr. Unsec. Nts., 2/15/09[1]	5,000,000	TRY	3,850,289
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10[1,7,8]	550,000		—
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26[3]	9,315,000		7,871,175
Pemex Project Funding Master Trust, 6.625% Nts., 6/15/38[3]	23,960,000		21,834,748
F8 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Corporate Bonds and Notes Continued
Petrobras International Finance Co., 5.785% Sr. Unsec. Nts., 3/1/18	$20,900,000		$19,086,841
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11[3]	8,722,271		8,642,427
Rabobank Nederland, 3% Nts., 3/11/11[1,2]	163,350,000		149,822,660
RSHB Capital SA/OJSC Russian Agricultural Bank:
7.175% Nts., 5/16/13[3]	3,820,000		3,247,764
7.75% Nts., 5/29/18[3]	7,195,000		5,498,419
Salisbury International Investments Ltd., 6.936% Sec. Nts., Series 2006-003, Tranche E, 7/20/11[1,2]	2,400,000		1,819,920
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13[1]	19,370,000		19,418,425
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16[3]	26,033,700	PEN	8,691,633
Tengizchevroil LLP, 6.124% Nts., 11/15/14[3]	5,423,236		4,365,705
TGI International Ltd., 9.50% Nts., 10/3/17[3]	10,640,000		10,640,000
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97[9]	6,065,000		3,053,121
TransCapitalInvest Ltd.. 8.70% Sec. Nts., 8/7/18[3]	9,900,000		8,870,301
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18[3]	51,120,000		43,651,368
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18[3]	29,270,000		22,741,034
VTB Capital SA:
6.25% Sr. Nts., 6/30/35[3]	2,950,000		2,072,375
6.875% Sr. Sec. Nts., 5/29/18[3]	25,798,000		19,961,203
6.315% Sub. Unsec. Nts., 2/4/15	57,670,000		52,191,350
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11	107,195,000	EUR	134,814,316
4% Sec. Mtg. Nts., Series 2, 9/27/16	131,155,000	EUR	151,589,057

Total Corporate Bonds and Notes (Cost $2,105,306,871)			1,892,774,400

Units

Rights, Warrants and Certificates—0.0%
MHP SA, GDR Wts., Strike Price 0.01UAH, Exp. 5/8/09 [7] (Cost $0)	169,861	1,868,471

	Principal
	Amount

Structured Securities—10.3%
Barclays Bank plc:
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts., 10.25%, 5/15/09[3]	$13,300,000		13,514,130
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts., 10.25%, 5/7/09[3]	13,300,000		13,559,350
Citibank NA, New York, Dominican Republic Credit Linked Nts., 14.218%, 5/11/09[4]	263,610,000	DOP	6,828,907
Citibank NA New York, Dominican Republic Credit Linked Nts., 12%, 2/22/11[3]	96,170,000	DOP	2,398,447
Citigroup Funding, Inc., Custom Basket of African Currencies Credit Linked Nts., 0%, 4/29/09[4]	26,610,000		27,024,850
F9 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Structured Securities Continued
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.809%, 1/5/10[4]	32,035,902	BRR	$14,180,850
Colombia (Republic of) Credit Linked Nts., 12.509%, 2/26/15[3]	10,435,000,000	COP	8,822,685
Colombia (Republic of) Credit Linked Nts., Series 01, 7%, 2/26/15[3]	3,833,000,000	COP	3,240,762
Colombia (Republic of) Credit Linked Nts., Series 02, 7%, 2/26/15[3]	4,568,000,000	COP	3,862,197
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12	6,942,469,928	COP	3,414,682
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12[3]	31,110,000,000	COP	15,301,580
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12	12,430,000,000	COP	6,113,746
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12	11,705,100,000	COP	5,757,201
Dominican Republic Credit Linked Bonds, 9.85%, 11/10/08[4]	116,770,000	DOP	3,282,518
Dominican Republic Credit Linked Nts., 22%, 10/3/11	158,100,000	DOP	4,907,293
Dominican Republic Unsec. Credit Linked Nts., 12.047%, 2/23/09[4]	218,500,000	DOP	5,860,607
Dominican Republic Unsec. Credit Linked Nts., 13.182%, 2/23/09[4]	400,000,000	DOP	10,728,800
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12	289,700,000	DOP	7,266,744
Egypt (The Arab Republic of) Credit Linked Nts., 5.765%, 2/5/09[4]	76,850,000	EGP	13,420,085
Egypt (The Arab Republic of) Credit Linked Nts., 6.089%, 3/5/09[4]	57,120,000	EGP	9,873,578
Egypt (The Arab Republic of) Credit Linked Nts., 6.267%, 3/26/09[4]	77,610,000	EGP	13,314,111
Egypt (The Arab Republic of) Credit Linked Nts., 6.641%, 2/19/09[4]	77,660,000	EGP	13,492,439
Egypt (The Arab Republic of) Credit Linked Nts., 7.01%, 10/30/08[4]	59,310,000	EGP	10,742,249
Egypt (The Arab Republic of) Credit Linked Nts., 7.812%, 4/16/09[4]	31,090,000	EGP	5,293,581
Egypt (The Arab Republic of) Credit Linked Nts., 7.981%, 4/2/09[4]	35,560,000	EGP	6,085,073
Egypt (The Arab Republic of) Credit Linked Nts., 8%, 4/2/09[4]	62,180,000	EGP	10,640,321
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 6.529%, 3/26/09[4]	77,010,000	EGP	13,211,180
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10	15,350,000	GHS	12,325,011
Nigeria (Federal Republic of) Credit Linked Nts., 11.647%, 10/15/08[4]	1,653,000,000	NGN	13,993,896
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11[2,3]	2,672,000,000	NGN	24,719,663
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%, 4/4/11[3]	2,032,000,000	NGN	18,860,982
Nigeria (Federal Republic of) Unsec. Credit Linked Nts., 6.211%, 12/10/08[4]	606,000,000	NGN	5,025,655
Renins Nonlife Ltd. Credit Linked Nts., 12.50%, 5/30/12[1]	5,574,408		5,072,711
Russian Federation Credit Linked Nts., 7.65%, 12/4/08[1,2]	41,690,000	RUR	1,592,217
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/2/10	13,799,000	UAH	2,704,577
Zambia (Republic of) Credit Linked Nts., 11.399%, 6/11/09[4]	10,050,000,000	ZMK	2,573,896
Zimbabwe (Republic of) Credit Linked Nts., 10.076%, 11/26/08[4]	7,965,000,000	ZMK	2,192,792
Zimbabwe (Republic of) Credit Linked Nts., 10.717%, 3/4/09[4]	16,940,000,000	ZMK	4,501,159
Zimbabwe (Republic of) Credit Linked Nts., 10.793%, 2/25/09[4]	16,940,000,000	ZMK	4,490,356
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10[2]	49,215,000	UAH	7,434,035
Federal Grid Co. of Unified Energy System Total Return Linked Nts., 7.10%, 12/12/08[1,2]	72,800,000	RUR	2,673,972
Gazprom Total Return Linked Nts., 6.79%, 10/29/09	144,790,000	RUR	5,661,153
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09	141,750,000	RUR	5,442,857
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11	116,800,000,000	IDR	12,069,945
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09[1,2]	321,528,000	RUR	12,154,434
Moitk Total Return Linked Nts., 8.966%, 3/26/11[1,2]	244,714,000	RUR	9,059,967
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10[1]	277,800,000	RUR	10,528,489
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09[3]	280,840,000	RUR	11,120,782
F10 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Structured Securities Continued
Credit Suisse First Boston International: Continued
Oreniz Total Return Linked Nts., 9.24%, 2/21/12[1,2]	64,940,000	RUR	$2,151,173
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09[1]	30,400,000	UAH	5,372,324
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17[1]	85,958,000,000	VND	3,339,934
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Oreniz Total Return Linked Nts., Series 009, 9.24%, 2/21/12[1,2]	75,000,000	RUR	2,484,416
Russian Specialized Construction and Installation Administration Credit Linked Nts., 13%, 5/20/10[1,2]	64,600,000	RUR	2,467,191
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09[1]	9,163,000	UAH	1,619,296
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09[3]	65,490,000	UAH	11,573,470
Credit Suisse Group, Russian Moscoblgaz Finance Total Return Linked Nts., 9.25%, 6/24/12[1]	64,500,000	RUR	2,262,280
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 12.479%, 12/21/11[1]	35,580,000	ARP	30,998,372
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11[1]	77,674,717	MXN	6,995,803
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11[1]	51,341,203	MXN	4,624,065
Brazil Real Credit Linked Nts., 13.882%, 3/3/10[4]	61,128,560	BRR	28,679,751
Brazil Real Total Return Linked Nts., 6%, 8/18/10	15,895,000	BRR	14,056,914
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/16/14	13,259,000,000	COP	6,400,516
European Investment Bank, Russian Federation Credit Linked Nts., 5.502%, 1/19/10[1,4]	8,475,000		7,701,233
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12[1]	4,524,626		4,366,264
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%, 3/24/09	2,003,690,000	KZT	16,475,899
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15	10,300,162		8,981,329
Indonesia (Republic of) Credit Linked Nts., Series 02, 12.80%, 6/22/21	140,400,000,000	IDR	13,104,883
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/22/13	12,412,800		13,523,373
Moscow (City of) Total Return Linked Nts., Series II, 9%, 4/22/11	288,935,000	RUR	11,144,175
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09	525,300,000	NGN	4,554,699
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09	704,900,000	NGN	6,231,816
Opic Reforma I Credit Linked Nts., Cl. 1A, 10.65%, 8/4/14[1,2]	27,100,000	MXN	2,477,941
Opic Reforma I Credit Linked Nts., Cl. 1B, 10.65%, 8/4/14[1,2]	5,420,000	MXN	495,588
Opic Reforma I Credit Linked Nts., Cl. 1C, 10.65%, 9/24/14[1,2]	9,033,333	MXN	825,980
Opic Reforma I Credit Linked Nts., Cl. 2A, 12.15%, 5/22/15[1,2]	2,585,931	MXN	236,450
Opic Reforma I Credit Linked Nts., Cl. 2B, 12.15%, 5/22/15[1,2]	4,524,148	MXN	413,674
Opic Reforma I Credit Linked Nts., Cl. 2C, 12.15%, 5/22/15[1,2]	68,213,181	MXN	6,237,204
Opic Reforma I Credit Linked Nts., Cl. 2D, 12.15%, 8/4/14[1,2]	4,971,283	MXN	454,559
Opic Reforma I Credit Linked Nts., Cl. 2E, 12.15%, 5/20/15[1,2]	3,611,731	MXN	330,246
Opic Reforma I Credit Linked Nts., Cl. 2F, 12.15%, 5/22/12[1,2]	2,306,631	MXN	210,911
Opic Reforma I Credit Linked Nts., Cl. 2G, 12.15%, 5/22/15[1,2]	424,788	MXN	38,841
Peru (Republic of) Credit Linked Nts., 4.416%, 2/20/11[2]	3,255,000		3,242,517
Rosselkhozbank Total Return Linked Nts., 7.919%, 3/20/09[4]	103,900,000	RUR	3,802,602
F11 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Structured Securities Continued
Deutsche Bank AG: Continued
Rosselkhozbank Total Return Linked Nts., 7.949%, 1/15/09[4]	195,710,000	RUR	$7,329,072
RuRail Total Return Linked Nts., 0%, 12/4/09[4]	233,573,000	RUR	9,256,736
RuRail Total Return Linked Nts., 6.67%, 1/26/09[2]	146,720,000	RUR	5,775,039
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10	2,505,000		2,196,058
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 3/1/11	2,505,000		2,123,539
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/29/11	2,505,000		2,061,866
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/29/12	2,505,000		2,003,800
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/30/12	2,505,000		1,951,796
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/3/09	9,254,400	UAH	1,830,821
Ukraine (Republic of) Credit Linked Nts., 9.60%, 7/3/09	2,651,200	UAH	524,494
United Mexican States Credit Linked Nts., 9.52%, 1/5/11[1]	51,265,345	MXN	4,617,233
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09	7,300,000		7,650,327
Deutsche Bank AG Singapore, Vietnam Shipping Industry Group Total Return Linked Nts., 9%, 4/20/17	216,800,000,000	VND	6,805,677
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/12/11[2,3]	213,030,000	RUR	7,755,752
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%, 3/29/17[3,4]	129,050,000	TRY	16,945,754
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.476%, 2/8/37[3,4]	376,977,600,000	COP	619,958
Goldman Sachs International, Rosselkhozbank Total Return Linked Nts., 8%, 5/13/09[2]	573,900,000	RUR	21,477,709
Hallertau SPC, Philippines (Republic of) Credit Linked Nts., Series 2007-01, 5.244%, 12/20/17[1,2]	45,030,000		37,149,750
Hallertau SPC Segregated Portfolio, Brazil (Federal Republic of) Credit Linked Nts., Series 2008-01, 9.888%, 8/2/10[1,4,8]	63,164,246	BRR	7,349,080
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%, 12/30/09[1]	64,285,000	UAH	12,591,006
JPMorgan Chase Bank NA:
Brazil (Federal Republic of) Credit Linked Nts., 10.291%, 5/16/45[3]	11,130,000	BRR	8,740,787
Brazil (Federal Republic of) Credit Linked Nts., 13.847%, 4/1/10[1,4]	129,150,391	BRR	56,848,162
Brazil (Federal Republic of) Credit Linked Nts., 14.35%, 2/20/12[1]	34,060,000	BRR	13,887,831
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15[4]	115,066,796	BRR	26,309,963
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16[3,4]	153,800,000,000	COP	28,496,964
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16[1,4]	90,697,000,000	COP	14,990,144
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%, 10/31/16[1,4]	90,312,000,000	COP	14,926,512
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15[3,4]	40,860,000	PEN	7,358,225
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10[3]	3,850,000		4,137,210
JPMorgan Chase Bank NA London Branch, Indonesia (Republic of) Credit Linked Nts., 12.80%, 6/17/21[3]	120,620,000,000	IDR	12,272,769
Lehman Brothers Treasury Co. BV:
Argentina (Republic of) Credit Linked Nts., 9.655%, 12/20/15[3]	20,000,000		15,952,281
Brazil (Federal Republic of) Credit Linked Nts., 6.357%, 4/20/11[3,4]	60,726,873	BRR	27,232,376
F12 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Structured Securities Continued
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16[1]	13,289,000,000	COP	$5,175,853
Renaissance Capital International Services Ltd. Total Return Linked Nts., 10.50%, 10/7/08[1]	414,000,000	RUR	14,520,683
Morgan Stanley:
Credit Linked Nts., 6.25%, 3/23/17[1]	26,120,000	PEN	5,631,236
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	455,995,668	RUR	14,447,828
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc Total Return Linked Nts., Series A, 8.375%, 7/9/12[1]	170,393,009	RUR	5,976,384
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.551%, 1/5/22[3,4]	173,500,000	BRR	3,555,888
Brazil (Federal Republic of) Credit Linked Nts., 14.40%, 8/4/16[1]	56,967,568	BRR	23,608,505
Ukraine (Republic of) Credit Linked Nts., 4.511%, 10/15/17[2,3]	17,600,000		10,208,000
Ukraine (Republic of) Credit Linked Nts., Series 2, 5.728%, 10/15/17[1,2]	12,250,000		7,350,000
United Mexican States Credit Linked Nts., 5.64%, 11/20/15[3]	11,760,000		11,737,656
VimpelCom Total Return Linked Nts., 9.05%, 7/19/13[2]	692,500,000	RUR	26,987,582
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%, 3/8/12[1]	13,333,713		12,800,364
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%, 3/8/12[1]	17,803,494		17,091,355
UBS AG:
Egypt (The Arab Republic of) Credit Linked Nts., 7.298%, 4/29/09[3,4]	61,480,000	EGP	10,505,342
Egypt (The Arab Republic of) Credit Linked Nts., 7.449%, 11/26/08[3,4]	60,670,000	EGP	10,873,397
Egypt (The Arab Republic of) Credit Linked Nts., 7.808%, 4/15/09[3,4]	31,030,000	EGP	5,322,675
Egypt (The Arab Republic of) Credit Linked Nts., Series 2, 7.54%, 4/22/09[3,4]	31,010,000	EGP	5,313,567
Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11[1]	7,369,232	GHS	5,497,530

Total Structured Securities (Cost $1,342,352,027)			1,239,984,740

	Expiration	Strike
	Date	Price		Contracts

Options Purchased—0.0%
Brazilian Real (BRR) Call[7]	10/6/08	1.664	BRR	164,390,000	98,815
Brazilian Real (BRR) Call[7]	10/9/08	1.719	BRR	172,930,000	38,927
Brazilian Real (BRR) Call[7]	12/9/08	1.714	BRR	82,785,000	201,192
Japanese Yen (JPY) Call[7]	10/9/08	104.20	JPY	10,297,000,000	785,661

Total Options Purchased (Cost $2,224,051)					1,124,595

	Exercise	Notional
	Date	Amount

Swaptions Purchased—0.0%
J Aron & Co., Swap Counterparty, Interest Rate Swap call option; Swap Terms-Receive fixed rate of 9.32% and pay floating rate based on 28 day MXN TIIE BANXICO; terminating 5/31/19[7,10] (Cost $1,538,550)	6/11/09	542,810,000	MXN	2,148,097
F13 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Investment Company—2.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 3.15%[11,12]
(Cost $264,206,183)	264,206,183	$264,206,183

	Principal
	Amount

Short-Term Notes—5.9%
Federal Home Loan Bank, 2.68%, 1/30/09[13,14]	$421,400,000	417,427,041
Federal Home Loan Mortgage Corp., 2.74%, 2/26/09[13,15]	117,000,000	115,593,075
Federal National Mortgage Assn.:
2.76%, 2/23/09[14]	64,130,000	63,374,484
2.71%, 2/25/09[16,17]	117,000,000	115,602,552

Total Short-Term Notes (Cost $712,446,277)		711,997,152
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $12,795,483,461)		12,161,130,235

	Shares

Investments Purchased with Cash Collateral from Securities Loaned[18]—3.1%
OFI Liquid Assets Fund, LLC, 3.40%[11,12] (Cost $369,679,710)	369,679,710	369,679,710
Total Investments, at Value (Cost $13,165,163,171)	104.2%	12,530,809,945
Liabilities in Excess of Other Assets	(4.2)	(507,839,199)

Net Assets	100.0%	$12,022,970,746

Industry classifications are unaudited.
Footnotes to Statement of Investments
Principal/notional amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

ARP	Argentine Peso
AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Republic Peso
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesia Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen

KZT	Kazakhstan Tenge
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippines Peso
PLZ	Polish Zloty
RUR	Russian Ruble
SEK	Swedish Krona
TRY	New Turkish Lira
UAH	Ukraine Hryvnia
UYU	Uruguay Peso
VND	Vietnam Dong
ZMK	Zambian Kwacha
Swaption Purchased abbreviation is as follows:
MXN-TIIE-BANXICO Mexican Nuevo Peso-Interbank Equilibrium Interest Rate-Banco de Mexico
F14 | OPPENHEIMER INTERNATIONAL BOND FUND

1.	Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2008 was $642,714,152, which represents 5.35% of the Fund’s net assets, of which $11,721,394 is considered restricted. See Note 9 of accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Date	Cost	Value	Depreciation

Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1A, 10.65%, 8/4/14	12/27/07	$2,490,580	$2,477,941	$12,639
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2A, 12.15%, 5/22/15	5/21/08	249,324	236,450	12,874
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1B, 10.65%, 8/4/14	6/12/08	522,536	495,588	26,948
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2B, 12.15%, 5/22/15	6/12/08	436,168	413,674	22,494
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2C, 12.15%, 5/22/15	6/18/08	6,617,724	6,237,204	380,520
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2D, 12.15%, 8/4/14	7/8/08	481,935	454,559	27,376
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2E, 12.15%, 5/20/15	7/15/08	350,722	330,246	20,476
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2F, 12.15%, 5/22/12	8/8/08	227,066	210,911	16,155
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1C, 10.65%, 9/24/14	8/12/08	888,889	825,980	62,909
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2G, 12.15%, 5/22/15	8/22/08	41,897	38,841	3,056

		$12,306,841	$11,721,394	$585,447

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $978,775,869 or 8.14% of the Fund’s net assets as of September 30, 2008.

4.	Zero coupon bond reflects effective yield on the date of purchase.

5.	Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

6.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

7.	Non-income producing security.

8.	Issue is in default. See Note 1 of accompanying Notes.

9.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10.	Swap contract terms if the option was exercised on exercise date.

11.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2007	Additions	Reductions	September 30, 2008

OFI Liquid Assets Fund, LLC	—	565,265,570	195,585,860	369,679,710
Oppenheimer Institutional Money Market Fund, Cl. E	1,166,273,150	17,583,678,753	18,485,745,720	264,206,183
F15 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

	Value	Income

OFI Liquid Assets Fund, LLC	$369,679,710	$169,370	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	264,206,183	33,355,070

	$633,885,893	$33,524,440

a.	Net of compensation to counterparties.

12.	Rate shown is the 7-day yield as of September 30, 2008.

13.	Partial or fully-loaned security. See Note 11 of accompanying Notes.

14.	All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $152,645,780. See Note 6 of accompanying Notes. 15. A sufficient amount of liquid assets has been designated to cover outstanding written put options. See Note 7 of accompanying Notes.

15.	A sufficient amount of liquid assets has been designated to cover outstanding written put options. See Note 7 of accompanying Notes.

16.	A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of accompanying Notes.

17.	A sufficient amount of liquid assets has been designated to cover outstanding written call options. See Note 7 of accompanying Notes.

18.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 11 of accompanying Notes.
Foreign Currency Exchange Contracts as of September 30, 2008 are as follows:

		Contract
		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000s)		Date	Value	Appreciation	Depreciation

Australian Dollar (AUD)	Sell	549,430	AUD	10/8/08-11/3/08	$433,853,799	$7,543,711	$—
Australian Dollar (AUD)	Buy	78,475	AUD	10/8/08	62,001,533	—	1,113,555
Brazilian Real (BRR)	Sell	63,470	BRR	11/4/08	33,105,599	—	253,632
Brazilian Real (BRR)	Buy	257,609	BRR	11/4/08-1/5/10	131,580,788	15,169,993	8,997,069
British Pound Sterling (GBP)	Sell	241,710	GBP	10/1/08-2/5/09	430,304,875	22,810,842	145,763
British Pound Sterling (GBP)	Buy	3,705	GBP	10/1/08-10/2/08	6,586,901	—	256,924
Canadian Dollar (CAD)	Sell	763,070	CAD	10/6/08-10/31/08	717,653,888	5,127,977	611,205
Chilean Peso (CLP)	Buy	42,214,000	CLP	10/22/08-11/12/08	76,238,727	—	2,645,596
Chinese Renminbi (Yuan) (CNY)	Buy	691,125	CNY	5/13/09-9/2/09	99,628,488	—	5,051,678
Colombian Peso (COP)	Sell	151,231,000	COP	11/4/08	68,664,621	1,247,511	—
Czech Koruna (CZK)	Sell	13,681	CZK	12/31/09	791,678	42,161	—
Euro (EUR)	Sell	1,279,410	EUR	10/1/08-2/5/09	1,803,669,007	144,595,068	—
Euro (EUR)	Buy	1,105,900	EUR	10/1/08-1/16/09	1,559,436,998	—	117,414,186
Hungarian Forint (HUF)	Sell	10,969,393	HUF	11/12/08-12/31/09	63,549,404	11,122	686,597
Hungarian Forint (HUF)	Buy	7,581,000	HUF	12/2/08	43,897,409	—	152,562
Indian Rupee (INR)	Sell	4,023,500	INR	10/20/08-11/3/08	85,678,347	185,739	378,958
Indonesia Rupiah (IDR)	Buy	1,032,420,000	IDR	10/14/08-12/19/08	106,719,841	130,858	1,873,537
Israeli Shekel (ILS)	Sell	167,140	ILS	10/3/08-10/30/08	48,110,558	—	1,419,483
Japanese Yen (JPY)	Sell	68,358,000	JPY	10/1/08-2/5/09	647,424,594	82,126	7,715,383
Japanese Yen (JPY)	Buy	154,641,000	JPY	10/1/08-3/10/09	1,462,976,604	8,956,298	26,519,031
Kuwaiti Dinar (KWD)	Buy	2,809	KWD	1/29/09	10,453,999	—	19,528
Malaysian Ringgit (MYR)	Sell	264,845	MYR	10/14/08-10/15/08	77,053,019	—	694,075
Malaysian Ringgit (MYR)	Buy	106,335	MYR	10/10/08	30,921,895	—	2,622,269
Mexican Nuevo Peso (MXN)	Sell	672,300	MXN	10/6/08	61,423,504	1,721,044	—
F16 |OPPENHEIMER INTERNATIONAL BOND FUND

Foreign Currency Exchange Contracts: Continued

		Contract
		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000s)		Date	Value	Appreciation	Depreciation

Mexican Nuevo Peso (MXN)	Buy	532,810	MXN	11/24/08	$48,372,685	$—	$3,618,416
New Taiwan Dollar (TWD)	Sell	5,864,500	TWD	10/31/08-12/2/08	182,009,505	1,564,906	183,988
New Turkish Lira (TRY)	Sell	81,835	TRY	10/20/08	64,041,705	—	851,094
New Zealand Dollar (NZD)	Sell	95,400	NZD	10/22/08	63,657,928	466,136	—
New Zealand Dollar (NZD)	Buy	526,445	NZD	10/10/08-1/16/09	348,391,295	—	28,707,761
Norwegian Krone (NOK)	Sell	108,300	NOK	10/10/08	18,421,622	84,872	—
Norwegian Krone (NOK)	Buy	2,782,060	NOK	10/6/08-1/16/09	471,650,919	—	31,753,588
Peruvian New Sol (PEN)	Sell	102,190	PEN	1/7/09	33,998,062	44,748	91,972
Peruvian New Sol (PEN)	Buy	56,094	PEN	11/5/08	18,760,242		1,157,387
Philippines Peso (PHP)	Sell	564,000	PHP	10/17/08	11,988,619	—	287,374
Philippines Peso (PHP)	Buy	2,954,000	PHP	10/17/08	62,791,456	958,016	29,846
Polish Zloty (PLZ)	Sell	933,017	PLZ	10/2/08-12/31/09	386,429,019	2,849,875	1,650,139
Polish Zloty (PLZ)	Buy	611,423	PLZ	10/2/08-10/17/08	253,451,303	486,022	22,001,175
Qatari Riyal (QAR)	Buy	36,740	QAR	1/29/09	10,126,568	—	346,636
Russian Ruble (RUR)	Sell	2,999,530	RUR	10/15/08-9/21/09	113,598,324	278,220	333,177
Saudi Riyal (SAR)	Buy	38,670	SAR	1/29/09	10,304,522	—	168,057
Singapore Dollar (SGD)	Buy	426,300	SGD	10/10/08-10/31/08	297,022,612	—	2,406,188
South African Rand (ZAR)	Sell	393,795	ZAR	10/20/08	47,312,704	2,457,382	—
South African Rand (ZAR)	Buy	18,364	ZAR	12/31/09	2,047,703	—	204,173
South Korean Won (KRW)	Sell	80,383,000	KRW	10/31/08	66,906,870	1,309,528	324,408
Swedish Krona (SEK)	Sell	1,125,230	SEK	1/16/09	162,560,125	19,550,364	—
Swedish Krona (SEK)	Buy	31,700	SEK	10/10/08	4,579,849	—	678,943
Swiss Franc (CHF)	Sell	3,511	CHF	10/8/08	3,126,210	38,563	—
Swiss Franc (CHF)	Buy	701,320	CHF	10/10/08-3/30/09	625,342,112	—	27,437,921
Ukraine Hryvnia (UAH)	Buy	187,630	UAH	10/17/08-1/28/09	36,467,026	—	1,568,275
United Arab Emirates Dirham (AED)	Buy	37,420	AED	1/29/09	10,190,717	—	276,416
Vietnam Dong (VND)	Buy	166,420,000	VND	1/30/09	9,504,912	—	968,341

Total unrealized appreciation and depreciation						$237,713,082	$303,616,306

Futures Contracts as of September 30, 2008 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Amsterdam Exchange Index	Buy	100	10/17/08	$9,329,467	$(1,013,807)
CAC 40 Index	Sell	776	10/17/08	44,195,064	823,565
Canadian Bond, 10 yr.	Buy	3,167	12/18/08	348,675,020	(4,579,259)
DAX Index	Sell	751	12/19/08	155,627,948	3,420,149
Euro-Bundesobligation, 5 yr.	Buy	613	12/8/08	94,681,761	599,905
Euro-Bundesobligation, 10 yr.	Buy	99	12/8/08	16,037,518	53,536
Euro-Bundesobligation, 10 yr.	Sell	4,751	12/8/08	769,638,858	(4,562,652)
Euro-Schatz	Buy	3,925	12/8/08	576,762,209	4,428,413
FTSE 100 Index	Sell	916	12/19/08	80,985,422	1,867,850
Hang Seng China Enterprises Index	Sell	171	10/30/08	10,056,492	731,851
IBEX 35 Index	Buy	71	10/17/08	10,947,412	258,525
Japan (Government of) Bonds, 10 yr.	Sell	555	12/11/08	717,734,944	(120,346)
F17 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Futures Contracts: Continued

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Mexican Bolsa Index	Sell	483	12/19/08	$11,119,621	$(395,907)
Nikkei 225 Index	Sell	896	12/11/08	95,366,649	7,021,632
OMXS30 Index	Sell	9,347	10/17/08	104,657,294	3,867,690
SGX CNX Nifty Index	Sell	1,503	10/29/08	11,819,592	510,640
Standard & Poor’s 500 E-Mini Index	Buy	2,020	12/19/08	117,907,400	(2,926,483)
Standard & Poor’s 500 E-Mini Index	Sell	211	12/19/08	12,316,070	305,423
Standard & Poor’s/MIB Index, 10 yr.	Buy	57	12/19/08	10,305,787	(331,228)
Standard & Poor’s/Toronto Stock
Exchange 60 Index	Buy	875	12/18/08	116,436,458	(9,523,570)
U.S. Long Bonds, 20 yr.	Buy	3,711	12/19/08	434,824,828	(1,859,606)
U.S. Treasury Nts., 5 yr.	Buy	4,016	12/31/08	450,733,250	1,457,894
U.S. Treasury Nts., 10 yr.	Buy	17,091	12/19/08	1,959,055,875	(45,937,743)
U.S. Treasury Nts., 10 yr.	Sell	3,208	12/19/08	367,717,000	2,678,541

					$(43,224,987)

Written Options as of September 30, 2008 are as follows:

		Number of	Exercise	Expiration	Premiums
Description	Type	Contracts	Price	Date	Received	Value

British Pound Sterling (GBP)	Put	2,085,000	$1.856	10/1/08	$28,346	$(164,078)
British Pound Sterling (GBP)	Put	2,135,000	1.858	10/2/08	31,706	(178,063)
British Pound Sterling (GBP)	Put	2,075,000	1.841	10/3/08	33,720	(136,186)
British Pound Sterling (GBP)	Put	1,945,000	1.807	10/6/08	32,960	(32,475)
British Pound Sterling (GBP)	Put	2,110,000	1.810	10/7/08	37,905	(37,904)
British Pound Sterling (GBP)	Call	2,085,000	1.856	10/1/08	28,346	—
British Pound Sterling (GBP)	Call	2,135,000	1.858	10/2/08	31,706	—
British Pound Sterling (GBP)	Call	2,075,000	1.841	10/3/08	33,720	(420)
British Pound Sterling (GBP)	Call	1,945,000	1.807	10/6/08	32,960	(32,509)
British Pound Sterling (GBP)	Call	2,110,000	1.810	10/7/08	37,905	(37,904)
Euro (EUR)	Put	9,200,000	1.472	10/1/08	112,009	(617,804)
Euro (EUR)	Put	8,950,000	1.469	10/2/08	115,896	(566,791)
Euro (EUR)	Put	7,930,000	1.464	10/3/08	115,375	(465,774)
Euro (EUR)	Put	8,365,000	1.438	10/6/08	122,772	(132,600)
Euro (EUR)	Put	8,535,000	1.433	10/7/08	134,943	(134,942)
Euro (EUR)	Call	9,200,000	1.472	10/1/08	112,009	—
Euro (EUR)	Call	8,950,000	1.469	10/2/08	115,896	—
Euro (EUR)	Call	7,930,000	1.464	10/3/08	115,375	(4,528)
Euro (EUR)	Call	8,365,000	1.438	10/6/08	122,772	(132,482)
Euro (EUR)	Call	8,535,000	1.433	10/7/08	134,943	(134,942)
Japanese Yen (JPY)	Put	794,000,000	105.750	10/1/08	70,390	(66,458)
Japanese Yen (JPY)	Put	925,000,000	105.900	10/2/08	85,600	(83,158)
Japanese Yen (JPY)	Put	885,000,000	105.000	10/3/08	96,676	(136,467)
Japanese Yen (JPY)	Put	901,000,000	105.850	10/6/08	87,036	(117,040)
Japanese Yen (JPY)	Put	888,000,000	105.050	10/7/08	97,894	(97,893)
F18 | OPPENHEIMER INTERNATIONAL BOND FUND

Written Options: Continued

		Number of	Exercise	Expiration	Premiums
Description	Type	Contracts	Price	Date	Received	Value

Japanese Yen (JPY)	Call	794,000,000	$105.750	10/1/08	$70,390	$(14,451)
Japanese Yen (JPY)	Call	925,000,000	105.900	10/2/08	85,600	(38,388)
Japanese Yen (JPY)	Call	885,000,000	105.000	10/3/08	96,676	(35,577)
Japanese Yen (JPY)	Call	901,000,000	105.850	10/6/08	87,036	(71,539)
Japanese Yen (JPY)	Call	888,000,000	105.050	10/7/08	97,894	(97,893)

					$2,406,456	$(3,568,266)

Credit Default Swap Contracts as of September 30, 2008 are as follows:

				Pay/
		Buy/Sell	Notional	Receive
Swap	Reference	Credit	Amount	Fixed	Termination
Counterparty	Entity	Protection	(000s)	Rate	Date	Value

Citibank NA, London Branch Republic of Turkey		Sell	$14,630	2.86%	8/20/13	$19,633

Citibank NA, New York:
	Pakistan	Sell	3,010	5.10	3/20/13	(651,192)
	Republic of Hungary	Buy	7,535	0.40	12/20/15	586,426
	Russian Federation	Sell	19,600	1.11	8/20/13	(1,385,607)
	Ukraine	Buy	10,220	6.65	10/20/13	(822)

						(1,451,195)

Credit Suisse International:
	Development Bank of Kazakhstan	Sell	18,510	3.75	2/20/13	(1,989,864)
	Joint Stock Co. “Halyk Bank of Kazakhstan”	Sell	3,840	4.95	3/20/13	(645,423)
	NJSC Naftogaz	Sell	5,000	3.25	4/20/11	(801,801)

						(3,437,088)

Deutsche Bank AG:
	Federal Republic of Brazil	Sell	19,770	1.05	7/20/13	(713,820)
	Federal Republic of Brazil	Sell	19,700	1.21	8/20/13	(256,839)
	Republic of Peru	Sell	14,750	1.23	8/20/13	(295,806)
	Republic of Turkey	Sell	14,580	2.55	8/20/13	(186,475)

						(1,452,940)

Goldman Sachs Capital Markets LP:
	Federal Republic of Brazil	Sell	19,700	1.21	8/20/13	(256,839)
	JSC VTB Bank	Buy	12,290	7.40	5/28/13	1,721
	Republic of Colombia	Sell	19,800	1.43	8/20/13	(381,210)
	Republic of Turkey	Sell	14,630	2.56	8/20/13	(161,693)
	Ukraine	Sell	9,850	3.95	8/20/13	(894,649)
	Ukraine	Buy	12,180	4.22	8/20/13	987,713

						(704,957)

Goldman Sachs International:
	Bolivarian Republic of Venezuela	Sell	2,635	6.35	5/20/13	(183,572)
	Federal Republic of Brazil	Sell	19,780	1.06	7/20/13	(705,675)

						(889,247)
F19 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts: Continued

				Pay/
		Buy/Sell	Notional	Receive
Swap	Reference	Credit	Amount	Fixed	Termination
Counterparty	Entity	Protection	(000s)	Rate	Date	Value

JPMorgan Chase Bank NA, NY Branch:
	Federal Republic of Brazil	Sell	$19,700	1.21%	8/20/13	$(256,839)
	Republic of Turkey	Sell	14,630	2.85	8/20/13	13,591
	Republic of Turkey	Sell	14,630	2.56	8/20/13	(161,693)
	Republic of Turkey	Sell	12,460	2.64	8/20/13	(96,528)
	Republic of Turkey	Sell	9,920	2.68	9/20/13	(102,766)
	Russian Federation	Sell	19,600	1.10	8/20/13	(1,393,707)

						(1,997,942)

Merrill Lynch International Ukraine		Buy	12,180	4.30	8/20/13	52,586

Morgan Stanley Capital Services, Inc.:
	Frangosul SA Agro Avicola	Sell	24,870	6.00	8/29/13	104,678
	Istanbul Bond Co. SA for Finansbank	Sell	17,390	1.30	3/24/13	(1,527,084)
	Joint Stock Co. “Halyk Bank of Kazakhstan”	Sell	7,670	4.78	3/20/13	(1,327,035)
	Joint Stock Co. “Halyk Bank of Kazakhstan”	Sell	7,680	4.88	3/20/13	(1,306,460)
	Republic of Turkey	Buy	12,350	2.67	9/20/13	132,985
	Yasar	Sell	4,800	8.75	6/20/10	131,525
	Yasar	Sell	4,800	8.50	10/20/09	147,226

						(3,644,165)

UBS AG:
	Bolivarian Republic of Venezuela	Sell	9,950	6.05	8/20/13	(468,288)
	Republic of The Philippines	Sell	5,945	1.45	6/20/17	(695,918)
	Ukraine	Sell	9,850	3.95	8/20/13	(894,649)
	Ukraine	Buy	11,630	4.18	8/20/13	959,882

						(1,098,973)

						$(13,704,288)

Interest Rate Swap Contracts as of September 30, 2008 are as follows:

Swap	Notional		Paid by	Received by	Termination
Counterparty	Amount		the Fund	the Fund	Date	Value

Banco Santander Central Hispano SA	27,880,000	BRR	BZDI	14.000%	1/3/12	$314,505
Banco Santander SA, Inc.:	131,000,000	MXN	MXN TIIE BANXICO	8.645	5/17/18	(290,089)
F20 | OPPENHEIMER INTERNATIONAL BOND FUND

Interest Rate Swap Contracts: Continued

Swap	Notional		Paid by	Received by	Termination
Counterparty	Amount		the Fund	the Fund	Date	Value

Banco Santander SA, Inc.: Continued
	184,100,000	MXN	MXN TIIE BANXICO	8.570%	5/3/18	$(489,553)
	34,370,000	BRR	BZDI	13.550	1/2/17	(261,771)

						(1,041,413)
Barclays Bank plc:	5,136,000,000	HUF	Six-Month HUF BUBOR Reuters	7.820	9/19/13	5,046
	121,650,000	EUR	Six-Month EUR EURIBOR	4.688	9/17/18	(392,011)
	121,650,000	EUR	Six-Month EUR EURIBOR	4.703	9/17/18	(190,439)
	167,420,000		4.228%	Three-Month USD BBA LIBOR	9/17/18	973,882
	167,420,000		4.225	Three-Month USD BBA LIBOR	9/17/18	1,007,701
	121,040,000	EUR	Six-Month EUR EURIBOR	4.670	9/18/18	(632,694)
	167,530,000		4.035	Three-Month USD BBA LIBOR	9/18/18	3,622,166

						4,393,651

Citibank NA, New York	1,062,000,000	CZK	Six-Month CZK PRIBOR PRBO	3.560	9/27/10	106,744

Credit Suisse International	133,400,000	MXN	MXN TIIE	8.300	12/17/26	(909,459)

Deutsche Bank AG:	121,330,000	EUR	Six-Month EUR EURIBOR	4.669	9/18/18	(647,533)
	167,470,000		3.980	Three-Month USD BBA LIBOR	9/18/18	3,782,477
	192,025,000	NZD	Three-Month NZD BBR FRA	6.910	9/10/18	(2,519,947)
	692,800,000	SEK	Three-Month SEK STIBOR SIDE	5.110	7/16/18	3,929,382

						4,544,379

Goldman Sachs Capital Markets LP	261,580,000	MXN	MXN TIIE	8.140	1/10/18	(115,262)
Goldman Sachs International:				CNY
	107,900,000	CNY	4.000	CFXSREPOFIX01	2/16/17	(292,702)
	692,800,000	SEK	Three-Month SEK STIBOR SIDE	5.080	7/17/18	2,745,765
	89,560,000	PLZ	Six-Month PLZ WIBOR WIBO	6.140	8/26/10	(36,741)
	9,700,000	BRR	BZDI	14.100	1/2/17	1,901
F21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts: Continued

Swap	Notional		Paid by	Received by	Termination
Counterparty	Amount		the Fund	the Fund	Date	Value

Goldman Sachs International: Continued
	766,700,000	SEK	Three-Month SEK STIBOR SIDE	4.840%	8/21/18	$1,870,851

						4,289,074

J Aron & Co.:
	46,300,000	BRR	BZDI	10.670	1/2/12	(1,976,041)
	140,720,000	MXN	MXN TIIE	9.150	8/27/26	272,420
	35,650,000	BRR	BZDI	14.160	1/2/17	20,945
	60,800,000	MXN	One-Month MXN TIIE BANXICO	9.330	9/16/26	214,458
	53,700,000	BRR	BZDI	12.920	1/2/14	(956,689)
	26,730,000	BRR	BZDI	12.870	1/2/14	(502,376)
	53,240,000	BRR	BZDI	12.710	1/4/10	(150,104)
	110,230,000	BRR	BZDI	12.610	1/4/10	(388,461)
	99,100,000	BRR	BZDI	12.260	1/2/15	(2,774,738)
	45,260,000	BRR	BZDI	12.290	1/2/15	(1,239,376)
	27,880,000	BRR	BZDI	14.050	1/2/12	317,670
	53,300,000	BRR	BZDI	14.300	1/2/17	146,100
	34,640,000	BRR	BZDI	13.670	1/2/17	(263,791)
	44,980,000	BRR	BZDI	13.100	1/2/17	(725,202)

						(8,005,185)

JPMorgan Chase Bank NA:	1,056,000,000	CZK	Six-Month CZK PRIBOR PRBO	3.470	9/18/10	(8,547)
	1,328,170,000	MXN	One-Month MXN TIIE BANXICO	8.369	4/23/18	(4,831,532)
	868,000,000	CZK	Six-Month CZK PRIBOR PRBO	3.560	9/12/10	74,240
	2,411,000,000	HUF	Six-Month HUF BUBOR Reuters	7.890	9/12/13	2,705
	485,000,000	ZAR	9.705%	Three-Month ZAR JIBAR SAFEX	8/4/18	(911,810)
	5,319,000,000	HUF	Six-Month HUF BUBOR Reuters	8.480	6/6/13	486,745
	34,270,000	BRR	BZDI	13.910	1/2/12	388,084
	4,156,885,000	TWD	2.685	Three-Month TWD Telerate	9/8/18	(89,227)
	60,160,000	PLZ	Six-Month PLZ WIBOR WIBO	6.040	8/8/13	335,055
	124,850,000	MXN	MXN TIIE BANXICO	9.320	6/1/18	251,013
	2,855,000,000	HUF	Six-Month HUF BUBOR Reuters	7.880	8/12/13	10,373

						(4,292,901)
F22 | OPPENHEIMER INTERNATIONAL BOND FUND

Interest Rate Swap Contracts: Continued

Swap	Notional		Paid by	Received by	Termination
Counterparty	Amount		the Fund	the Fund	Date	Value

Merrill Lynch Capital Services, Inc.	168,880,000	MXN	MXN TIIE BANXICO	8.570%	5/11/18	$(449,080)
Morgan Stanley:
	41,690,000	BRR	BZDI	14.880	1/2/17	310,380
	41,690,000	BRR	BZDI	14.860	1/2/17	290,969

						601,349
Morgan Stanley Capital Services, Inc.:
	122,500,000	EUR	4.713%	Six-Month EURIBOR	8/22/17	(1,110,266)
	1,684,700,000	NOK	4.985	Six-Month NOK NIBOR NIBR	1/18/11	55,058
	670,900,000	SEK	Three-Month SEK STIBOR SIDE	4.260	1/18/11	922,272
	71,200,000	EUR	Six-Month EUR EURIBOR	3.996	1/18/11	93,018
			Six-Month
	115,170,000	CHF	CHF BBA LIBOR	2.660	1/18/11	1,125,371
	41,020,000	BRR	BZDI	13.930	1/2/17	(312,829)

						772,624

UBS AG:
	254,400,000	ILS	5.010	Three-Month ILS TELBOR01	8/28/10	102,566
	56,950,000	ILS	Three-Month ILS TELBOR01	5.880	8/28/10	63,912
	258,500,000	ILS	5.020	Three-Month ILS TELBOR01	9/4/10	114,790
	57,850,000	ILS	Three-Month ILS TELBOR01	5.850	9/4/18	80,665
	492,000,000	ZAR	9.740	Three-Month ZAR JIBAR SAFEX	8/1/18	(2,048,195)
	100,000,000	BRR	BZDI	10.670	1/2/12	(4,265,595)
	37,300,000	BRR	BZDI	14.340	1/2/17	102,615

						(5,849,242)

						$(5,640,216)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Renminbi (Yuan)
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli Shekel
MXN	Mexican Nuevo Peso
F23 | OPPENHEIMER INTERNATIONAL BOND FUND

\

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

NOK	Norwegian Krone
NZD	New Zealand Dollar
PLZ SEK	Polish Zloty Swedish Krona
TWD	New Taiwan Dollar
ZAR	South African Rand

Index abbreviations are as follows:

BANIXCO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BBR FRA	Bank Bill Rate Forward Rate Agreement
BUBOR	Budapest Interbank Offered Rate
BZDI	Brazil Interbank Deposit Rate
CFXSREPOFIX01	7 Days Repurchase Fixing Rates
EURIBOR	Euro Interbank Offered Rate
JIBAR	South Africa Johannesburg Interbank Agreed Rate
NIBOR NIBR	Norwegian Interbank Offered Rate
PRIBOR PRBO	Prague Interbank Offering Rate
SAFEX	South African Futures Exchange
STIBOR SIDE	Stockholm Interbank Offered Rate
TELBOR01	Tel Aviv Interbank Offered Rate 1 Month
TIIE	Interbank Equilibrium Interest Rate
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate
Total Return Swap Contracts as of September 30, 2008 are as follows:

Swap	Notional		Paid by	Received by	Termination
Counterparty	Amount		the Fund	the Fund	Date	Value

Citibank NA, New York:
	8,486,515,790	JPY	One-Month JPY BBA LIBOR plus 40 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	4/14/09	$(9,078,219)
	42,729,224	GBP	One-Month GBP BBA LIBOR plus 35 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	5/8/09	(12,796,097)

						(21,874,316)
F24 | OPPENHEIMER INTERNATIONAL BOND FUND

Total Return Swap Contracts: Continued

Swap	Notional		Paid by	Received by	Termination
Counterparty	Amount		the Fund	the Fund	Date	Value

Deutsche Bank AG:
	$16,760,000		Six-Month USD BBA LIBOR	5.46 times UDI	5/13/15	$4,713,456
	11,050,000		Six-Month USD LIBOR	5.25 times UDI	6/23/15	2,679,481

						7,392,937

Goldman Sachs Group, Inc. (The):
	11,580,000		Six-Month USD BBA LIBOR	5.10 times UDI	1/14/15	3,282,646
	11,580,000		Six-Month BBA LIBOR	5.08 times UDI	1/20/15	3,318,941

						6,601,587

Goldman Sachs International:
	20,394,458	BRR	If negative, the absolute value of the Total Return of the BOVESPA 10/08 Index	If positive, the Total Return of the BOVESPA 10/08 Index	10/16/08	(1,737,071)
	2,173,624		One-Month USD BBA LIBOR and if negative, the absolute value of the MSCI Daily Total Return New Belgium USD Market Index	If positive, the Total Return of the MSCI Daily Total Return New Belgium USD Market Index	10/8/08	(430,845)
	1,362,659		One-Month USD BBA LIBOR and if negative, the absolute value of the MSCI Daily Net Belgium USD Market Index	If positive, the Total Return of the MSCI Daily Net Belgium USD Market Index	10/8/08	(352,683)
	7,930,842		One-Month USD BBA LIBOR and if negative, the absolute value of the MSCI Daily Total Return New Belgium USD Market Index	If positive, the Total Return of the MSCI Daily Total Return New Belgium USD Market Index	10/8/08	(1,353,539)
F25 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts: Continued

Swap	Notional		Paid by	Received by	Termination
Counterparty	Amount		the Fund	the Fund	Date	Value

Goldman Sachs International: Continued
	$1,489,014		One-Month USD BBA LIBOR and if negative, the absolute value of the MSCI Daily Total Return New Belgium USD Market Index	If positive, the Total Return of the MSCI Daily Total Return New Belgium USD Market Index	10/8/08	$(264,989)
	1,037,320		One-Month USD BBA LIBOR and if negative, the absolute value of the MSCI Daily Total Return New Belgium USD Market Index	If positive, the Total Return of the MSCI Daily Total Return New Belgium USD Market Index	10/8/08	(186,827)
	3,443,377		One-Month USD BBA LIBOR and if negative, the absolute value of the MSCI Daily Net Belgium USD Market Index	If positive, the Total Return of the MSCI Daily Net Belgium USD Market Index	10/8/08	(825,468)

						(5,151,422)

Merrill Lynch Capital Services, Inc.:
	134,690,000		5.330%	The Constant Maturity Option Price divided by 10,000	8/13/17	(2,193,652)
	248,000,000		4.660	The Constant Maturity Option Price divided by 10,000	6/11/17	8,180,362

						5,986,710

Morgan Stanley	35,497,600	EUR	One-Month EUR BBA LIBOR plus 25 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	3/6/09	(7,655,572)
F26 | OPPENHEIMER INTERNATIONAL BOND FUND

Total Return Swap Contracts: Continued

Swap	Notional		Paid by	Received by	Termination
Counterparty	Amount		the Fund	the Fund	Date	Value

Morgan Stanley International	35,437,400	EUR	One-Month EUR BBA LIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	10/7/08	$(3,627,265)

						$(18,327,341)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen

Abbreviations are as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BOVESPA	Bovespa Index that trades on the Sao Paulo Stock Exchange
MSCI	Morgan Stanley Capital International
UDI	Unidad de Inversion (Unit of Investment)
Currency Swap Contracts as of September 30, 2008 are as follows:

Swap	Notional		Paid by	Received by	Termination
Counterparty	Amount (000s)		the Fund	the Fund	Date	Value

Merrill Lynch International	3,840,000	TRY	Three-Month BBA LIBOR	17.10%	2/6/12	$641,375
Credit Suisse International:
	18,590,000	TRY	Three Month USD BBA LIBOR	16.75	2/26/12	2,055,690
	7,370,000	TRY	Three-Month USD BBA LIBOR	17.25	2/7/12	985,386
	11,105,000 TRY		Three-Month USD BBA LIBOR	17.30	2/9/12	1,471,489

						4,512,565

						$5,153,940

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY	New Turkish Lira

Index abbreviations are as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
F27 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Japan	$2,531,534,684	20.2%
United States	1,840,135,048	14.7
France	943,519,629	7.5
Germany	922,427,433	7.4
Brazil	817,275,982	6.5
United Kingdom	802,615,028	6.4
Russia	466,449,603	3.7
Turkey	434,873,967	3.5
Mexico	351,545,737	2.8
Peru	292,196,212	2.3
Nigeria	243,166,734	1.9
European Union	243,010,586	1.9
Italy	204,813,055	1.6
Colombia	195,076,984	1.6
Egypt	175,494,821	1.4
Canada	157,602,363	1.3
Greece	153,088,220	1.2
Indonesia	147,100,633	1.2
The Netherlands	136,793,584	1.1
Ukraine	132,078,722	1.1
Philippines	112,230,919	0.9
Israel	93,055,977	0.7
Panama	88,785,355	0.7
Kazakhstan	81,687,521	0.7
Supranational	80,453,924	0.6
Venezuela	76,022,760	0.6
Poland	73,147,685	0.6
Argentina	73,084,113	0.6
India	70,842,547	0.6
Austria	69,597,171	0.6
Belgium	66,344,054	0.5
Denmark	59,574,357	0.5
Dominican Republic	56,193,862	0.5
Uruguay	53,507,504	0.4
Sweden	48,485,454	0.4
Spain	44,896,416	0.4
Malaysia	33,562,411	0.3
Hungary	29,949,897	0.2
Australia	28,536,676	0.2
Ghana	23,617,541	0.2
Norway	19,148,565	0.2
Zambia	13,758,203	0.1
Vietnam	10,145,611	0.1
El Salvador	8,802,975	0.1
Guatemala	5,563,850	0.0
Trinidad & Tobago	4,315,462	0.0
Swaziland	4,137,210	0.0
Ecuador	3,847,100	0.0
Costa Rica	3,467,100	0.0
Bulgaria	3,248,700	0.0

Total	$12,530,809,945	100.0%

See accompanying Notes to Financial Statements.
F28 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES September 30, 2008

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $12,531,277,278)	$11,896,924,052
Affiliated companies (cost $633,885,893)	633,885,893

12,530,809,945
Cash	14,644,735
Cash—foreign currencies (cost $6,430,884)	6,440,532
Unrealized appreciation on foreign currency exchange contracts	237,713,082
Swaps, at value	55,508,636
Unrealized appreciation on unfunded purchase commitments	435,331
Receivables and other assets:
Interest, dividends and principal paydowns	147,395,433
Closed foreign currency contracts	133,326,638
Shares of beneficial interest sold	36,042,559
Investments sold	1,907,484
Other	215,998

Total assets	13,164,440,373

Liabilities
Options written, at value (premiums received $2,406,456)— see accompanying statement of investments	3,568,266
Return of collateral for securities loaned	369,679,710
Unrealized depreciation on foreign currency exchange contracts	303,616,306
Swaps, at value	88,026,541
Payables and other liabilities:
Closed foreign currency contracts	172,398,454
Shares of beneficial interest redeemed	61,339,748
Payable for terminated investment contracts	53,224,376
Futures margins	39,307,330
Investments purchased	20,173,317
Due to custodian	11,969,163
Dividends	8,308,625
Distribution and service plan fees	7,042,970
Transfer and shareholder servicing agent fees	1,488,343
Shareholder communications	564,741
Trustees’ compensation	43,325
Other	718,412
Total liabilities	1,141,469,627

Net Assets	$12,022,970,746

F29 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Composition of Net Assets
Par value of shares of beneficial interest	$2,018,350
Additional paid-in capital	12,319,771,076
Accumulated net investment income	355,501,111
Accumulated net realized gain on investments and foreign currency transactions	129,942,820
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(784,262,611)

Net Assets	$12,022,970,746

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $8,241,801,230 and 1,382,616,962 shares of beneficial interest outstanding)	$5.96
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.26

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $314,675,549 and 52,975,576 shares of beneficial interest outstanding)	$5.94

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,835,311,876 and 308,940,524 shares of beneficial interest outstanding)	$5.94

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $258,222,679 and 43,434,759 shares of beneficial interest outstanding)	$5.95

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,372,959,412 and 230,382,460 shares of beneficial interest outstanding)	$5.96
See accompanying Notes to Financial Statements.
F30 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS For the Year Ended September 30, 2008

Investment Income
Interest (net of foreign withholding taxes of $894,093)	$539,044,254
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $ 19,049)	110,575
Affiliated companies	33,355,070
Income from investment of securities lending cash collateral, net:
Unaffiliated companies	291,056
Affiliated companies	169,370
Other income	18,305

Total investment income	572,988,630

Expenses
Management fees	58,663,069
Distribution and service plan fees:
Class A	20,709,235
Class B	3,040,030
Class C	18,167,678
Class N	1,066,913
Transfer and shareholder servicing agent fees:
Class A	11,342,378
Class B	676,088
Class C	2,166,979
Class N	1,096,062
Class Y	278,454
Shareholder communications:
Class A	1,183,879
Class B	81,710
Class C	230,207
Class N	9,783
Class Y	19,997
Custodian fees and expenses	1,076,241
Trustees’ compensation	142,960
Other	661,976

Total expenses	120,613,639
Less reduction to custodian expenses	(25,846)
Less waivers and reimbursements of expenses	(1,287,570)

Net expenses	119,300,223

Net Investment Income	453,688,407
F31 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)	$(12,107,040)
Closing and expiration of option contracts written	20,875,586
Closing and expiration of futures contracts	92,664,066
Foreign currency transactions	610,372,637
Swap contracts	(62,318,713)

Net realized gain	649,486,536
Net change in unrealized appreciation (depreciation) on:
Investments	(470,064,587)
Translation of assets and liabilities denominated in foreign currencies	(811,084,319)
Futures contracts	(27,762,903)
Option contracts written	(1,095,319)
Swap contracts	(65,678,710)
Unfunded loan commitments	435,331

Net change in unrealized depreciation	(1,375,250,507)

Net Decrease in Net Assets Resulting from Operations	$(272,075,564)

See accompanying Notes to Financial Statements.
F32 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended September 30,	2008	2007

Operations

Net investment income	$453,688,407	$257,556,342
Net realized gain	649,486,536	252,152,510
Net change in unrealized appreciation (depreciation)	(1,375,250,507)	437,301,778

Net increase (decrease) in net assets resulting from operations	(272,075,564)	947,010,630

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(539,407,657)	(198,019,724)
Class B	(17,884,762)	(7,485,081)
Class C	(105,434,239)	(34,902,172)
Class N	(13,217,633)	(3,994,007)
Class Y	(59,760,258)	(13,121,592)

	(735,704,549)	(257,522,576)

Distributions from net realized gain:
Class A	(28,021,323)	(9,318,202)
Class B	(1,084,865)	(500,541)
Class C	(6,187,775)	(2,033,412)
Class N	(709,320)	(194,577)
Class Y	(2,674,800)	(465,053)

	(38,678,083)	(12,511,785)

Beneficial Interest Transactions

Net increase in net assets resulting from beneficial interest transactions:
Class A	2,664,159,613	1,722,287,255
Class B	81,479,353	283,956
Class C	637,902,079	374,437,685
Class N	127,301,228	78,446,426
Class Y	1,033,623,908	247,318,830

	4,544,466,181	2,422,774,152

Net Assets

Total increase	3,498,007,985	3,099,750,421
Beginning of period	8,524,962,761	5,425,212,340

End of period (including accumulated net investment income of $355,501,111 and $135,476,136, respectively)	$12,022,970,746	$8,524,962,761

See accompanying Notes to Financial Statements.
F33 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$6.41	$5.80	$6.01	$5.63	$5.33

Income (loss) from investment operations:
Net investment income	.26 [1]	.24 [1]	.22 [1]	.23 [1]	.13
Net realized and unrealized gain (loss)	(.23)	.62	(.04)	.62	.47

Total from investment operations	.03	.86	.18	.85	.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.45)	(.24)	(.37)	(.41)	(.30)

Distributions from net realized gain	(.03)	(.01)	(.02)	(.06)	—

Total dividends and/or distributions to shareholders	(.48)	(.25)	(.39)	(.47)	(.30)

Net asset value, end of period	$5.96	$6.41	$5.80	$6.01	$5.63

Total Return, at Net Asset Value[2]	(0.01)%	15.18%	3.23%	15.53%	11.56%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$8,241,801	$6,300,320	$4,075,172	$2,683,900	$1,177,628

Average net assets (in thousands)	$8,331,255	$4,988,412	$3,430,374	$1,925,344	$811,608

Ratios to average net assets:[3]
Net investment income	4.02%	3.97%	3.72%	3.85%	2.19%
Total expenses	0.92%[4]	0.94%[4]	0.98%	1.03%	1.13%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.91%	0.93%	0.97%	1.02%	1.13%

Portfolio turnover rate	105%	68%	144%	90%	133%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2008	0.93%
Year Ended September 30, 2007	0.95%
See accompanying Notes to Financial Statements.
F34 | OPPENHEIMER INTERNATIONAL BOND FUND

Class B Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$6.39	$5.78	$5.99	$5.61	$5.31

Income (loss) from investment operations:
Net investment income	.21 [1]	.19 [1]	.17 [1]	.17 [1]	.08
Net realized and unrealized gain (loss)	(.24)	.62	(.04)	.63	.47

Total from investment operations	(.03)	.81	.13	.80	.55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.39)	(.19)	(.32)	(.36)	(.25)
Distributions from net realized gain	(.03)	(.01)	(.02)	(.06)	—

Total dividends and/or distributions to shareholders	(.42)	(.20)	(.34)	(.42)	(.25)

Net asset value, end of period	$5.94	$6.39	$5.78	$5.99	$5.61

Total Return, at Net Asset Value[2]	(0.84)%	14.26%	2.35%	14.58%	10.66%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$314,676	$259,285	$234,848	$224,381	$167,621

Average net assets (in thousands)	$311,097	$240,238	$229,871	$201,541	$153,117
Ratios to average net assets:[3]
Net investment income	3.19%	3.12%	2.88%	2.95%	1.40%
Total expenses	1.74%[4]	1.79%[4]	1.83%	1.89%	1.98%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.73%	1.78%	1.83%	1.89%	1.98%

Portfolio turnover rate	105%	68%	144%	90%	133%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2008	1.75%
Year Ended September 30, 2007	1.80%
See accompanying Notes to Financial Statements.
F35 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$6.39	$5.78	$5.99	$5.61	$5.31

Income (loss) from investment operations:
Net investment income	.21 [1]	.20 [1]	.17 [1]	.18 [1]	.09
Net realized and unrealized gain (loss)	(.23)	.62	(.03)	.63	.46

Total from investment operations	(.02)	.82	.14	.81	.55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.40)	(.20)	(.33)	(.37)	(.25)
Distributions from net realized gain	(.03)	(.01)	(.02)	(.06)	—

Total dividends and/or distributions to shareholders	(.43)	(.21)	(.35)	(.43)	(.25)

Net asset value, end of period	$5.94	$6.39	$5.78	$5.99	$5.61

Total Return, at Net Asset Value[2]	(0.74)%	14.39%	2.46%	14.70%	10.75%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$1,835,312	$1,357,937	$875,032	$560,138	$233,311

Average net assets (in thousands)	$1,833,929	$1,078,601	$717,977	$401,401	$170,796

Ratios to average net assets:[3]
Net investment income	3.29%	3.24%	2.98%	3.10%	1.46%
Total expenses	1.64%[4]	1.67%[4]	1.71%	1.77%	1.88%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.63%	1.66%	1.71%	1.77%	1.88%

Portfolio turnover rate	105%	68%	144%	90%	133%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2008	1.65%
Year Ended September 30, 2007	1.68%
See accompanying Notes to Financial Statements.
F36 | OPPENHEIMER INTERNATIONAL BOND FUND

Class N Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$6.40	$5.79	$6.00	$5.61	$5.32

Income (loss) from investment operations:
Net investment income	.23 [1]	.22 [1]	.19 [1]	.20 [1]	.12
Net realized and unrealized gain (loss)	(.23)	.61	(.04)	.64	.45

Total from investment operations	—	.83	.15	.84	.57

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.42)	(.21)	(.34)	(.39)	(.28)
Distributions from net realized gain	(.03)	(.01)	(.02)	(.06)	—

Total dividends and/or distributions to shareholders	(.45)	(.22)	(.36)	(.45)	(.28)

Net asset value, end of period	$5.95	$6.40	$5.79	$6.00	$5.61

Total Return, at Net Asset Value[2]	(0.44)%	14.71%	2.78%	15.27%	11.00%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$258,223	$153,181	$63,432	$46,533	$18,641

Average net assets (in thousands)	$223,531	$112,319	$55,216	$30,696	$10,769

Ratios to average net assets:[3]
Net investment income	3.59%	3.56%	3.29%	3.45%	1.83%
Total expenses	1.49%[4]	1.61%[4]	1.58%	1.47%	1.49%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.34%	1.37%	1.42%	1.46%	1.49%

Portfolio turnover rate	105%	68%	144%	90%	133%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2008	1.50%
Year Ended September 30, 2007	1.62%
See accompanying Notes to Financial Statements.
F37 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class Y Year Ended September 30,	2008	2007	2006	2005	2004[1]

Per Share Operating Data

Net asset value, beginning of period	$6.41	$5.80	$6.01	$5.63	$5.58

Income (loss) from investment operations:
Net investment income (loss)	.28 [2]	.27 [2]	.24 [2]	.25 [2]	— [3]
Net realized and unrealized gain (loss)	(.23)	.62	(.04)	.63	.05

Total from investment operations	.05	.89	.20	.88	.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.47)	(.27)	(.39)	(.44)	—
Distributions from net realized gain	(.03)	(.01)	(.02)	(.06)	—

Total dividends and/or distributions to shareholders	(.50)	(.28)	(.41)	(.50)	—

Net asset value, end of period	$5.96	$6.41	$5.80	$6.01	$5.63

Total Return, at Net Asset Value[4]	0.38%	15.63%	3.64%	15.96%	0.92%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$1,372,959	$454,240	$176,728	$37,286	$14,268

Average net assets (in thousands)	$932,774	$299,298	$97,992	$25,559	$7,086

Ratios to average net assets:[5]
Net investment income	4.39%	4.38%	4.11%	4.23%	4.84%
Total expenses	0.55%[6]	0.55%[6]	0.56%	0.67%	1.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.54%	0.54%	0.56%	0.66%	1.17%

Portfolio turnover rate	105%	68%	144%	90%	133%

1.	For the period from September 27, 2004 (inception of offering) to September 30, 2004.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2008	0.56%
Year Ended September 30, 2007	0.56%
See accompanying Notes to Financial Statements.
F38 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer International Bond Fund (the “Fund”) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s primary objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the closing price reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing “bid” and “asked” prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between
F39 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
the “bid” and “asked” prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company’s net asset value per share. “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2008, securities with an aggregate market value of $7,349,080, representing 0.06% of the Fund’s net assets, were in default.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from
F40 | OPPENHEIMER INTERNATIONAL BOND FUND

changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
F41 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2]	Tax Purposes

$326,510,060	$44,126,541	$ —	$667,354,479

1.	During the fiscal year ended September 30, 2008, the Fund did not utilize any capital loss carryforward.

2.	During the fiscal year ended September 30, 2007, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for September 30, 2008. Net assets of the Fund were unaffected by the reclassifications.

	Reduction	Reduction to
	to Accumulated	Accumulated Net
Increase to	Net Investment	Realized Gain
Paid-in Capital	Loss	on Investments[3]

$17,761,063	$502,041,117	$519,802,180

3.	$17,761,063, including $9,213,647 of long-term capital gain, was distributed in connection with Fund share redemptions.
The tax character of distributions paid during the years ended September 30, 2008 and September 30, 2007 was as follows:
F42 | OPPENHEIMER INTERNATIONAL BOND FUND

	Year Ended	Year Ended
	September 30, 2008	September 30, 2007

Distributions paid from:
Ordinary income	$735,704,549	$257,522,576
Long-term capital gain	38,678,083	12,511,785

Total	$774,382,632	$270,034,361

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$13,166,814,039
Federal tax cost of other investments	1,933,260,221

Total federal tax cost	$15,100,074,260

Gross unrealized appreciation	$249,241,096
Gross unrealized depreciation	(916,595,575)

Net unrealized depreciation	$(667,354,479)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
F43 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:
F44 | OPPENHEIMER INTERNATIONAL BOND FUND

	Year Ended September 30, 2008		Year Ended September 30, 2007
	Shares	Amount	Shares	Amount

Class A
Sold	788,334,579	$5,151,720,639	433,932,882	$2,659,913,820
Dividends and/or distributions reinvested	69,286,373	446,290,366	25,787,295	158,485,899
Redeemed	(457,205,794)	(2,933,851,392)	(179,871,991)	(1,096,112,464)

Net increase	400,415,158	$2,664,159,613	279,848,186	$1,722,287,255

Class B
Sold	25,130,380	$163,679,701	10,415,726	$63,664,138
Dividends and/or distributions reinvested	2,379,075	15,246,090	1,057,950	6,467,460
Redeemed	(15,091,884)	(97,446,438)	(11,528,127)	(69,847,642)

Net increase (decrease)	12,417,571	$81,479,353	(54,451)	$283,956

Class C
Sold	159,708,933	$1,041,882,213	88,253,662	$539,409,592
Dividends and/or distributions reinvested	10,816,476	69,331,239	3,770,947	23,093,523
Redeemed	(73,975,414)	(473,311,373)	(30,938,093)	(188,065,430)

Net increase	96,549,995	$637,902,079	61,086,516	$374,437,685

Class N
Sold	28,207,203	$183,519,138	16,571,249	$100,240,959
Dividends and/or distributions reinvested	2,032,410	13,036,888	633,640	3,890,963
Redeemed	(10,745,781)	(69,254,798)	(4,223,784)	(25,685,496)

Net increase	19,493,832	$127,301,228	12,981,105	$78,446,426

Class Y
Sold	191,705,276	$1,237,990,952	42,411,954	$259,884,092
Dividends and/or distributions reinvested	8,846,356	56,811,637	2,027,388	12,488,704
Redeemed	(40,986,409)	(261,178,681)	(4,082,901)	(25,053,966)

Net increase	159,565,223	$1,033,623,908	40,356,441	$247,318,830

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended September 30, 2008, were as follows:

	Purchases	Sales

Investment securities	$12,634,052,143	$8,112,371,750
U.S. government and government agency obligations	557,227,113	887,736,968
F45 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Over $5 billion	0.48
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2008, the Fund paid $14,725,494 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C
F46 | OPPENHEIMER INTERNATIONAL BOND FUND

or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2008 for Class B, Class C and Class N shares were $8,942,680, $26,444,257 and $2,844,269, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

September 30, 2008	$2,924,257	$420,196	$672,977	$608,130	$23,050
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2008, OFS waived $311,348 for Class N shares. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended September 30, 2008, the Manager waived $976,222 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
F47 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Foreign Currency Exchange Contracts Continued
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of
F48 | OPPENHEIMER INTERNATIONAL BOND FUND

Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
Written option activity for the year ended September 30, 2008 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of September 30, 2007	15,320,000	$96,794	15,320,000	$96,917
Options written	96,745,695,000	21,417,185	69,258,155,000	18,942,375
Options closed or expired	(60,200,850,000)	(12,134,391)	(33,579,845,000)	(9,479,821)
Options exercised	(32,113,835,000)	(8,176,360)	(31,247,300,000)	(8,356,243)

Options outstanding as of September 30, 2008	4,446,330,000	$1,203,228	4,446,330,000	$1,203,228

8. Swap Contracts
The Fund may enter into privately negotiated agreements with a counterparty to exchange or “swap” payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.
     Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) is comprised
F49 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
8. Swap Contracts Continued
of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities and as a component of unrealized gain or loss on the Statement of Operations until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations.
     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee, similar to an insurance premium, to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the
F50 | OPPENHEIMER INTERNATIONAL BOND FUND

contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Risks of total return swaps include credit, market and liquidity risk.
Currency Swaps. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.
     Risks of currency swaps include credit, market and liquidity risk. Additional risks of currency swaps include, but are not limited to, exchange rate risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is also a risk, based on movements of interest rates or indexes that periodic payments made by the Fund will be greater than the payments received.
Swaption Transactions. The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.
F51 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
8. Swap Contracts Continued
     Swaptions are marked to market daily using primarily quotations from counterparties and brokers. Written swaptions are reported on a schedule following the Statement of Investments. Written swaptions are reported as a liability in the Statement of Assets and Liabilities. The difference between the premium received or paid, and market value of the swaption, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations for the amount of the premium paid or received.
     Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the option expires unexercised. However, when the Fund purchases a swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.
9. Illiquid or Restricted Securities
As of September 30, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
10. Unfunded Purchase Commitments
Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $44,654,359 at September 30, 2008. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase loan commitments. The following commitments are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.
F52 | OPPENHEIMER INTERNATIONAL BOND FUND

As of September 30, 2008, the Fund had unfunded purchase commitments as follows:

	Commitment
	Termination	Unfunded
	Date	Amount

Deutsche Bank AG, Optic Reforma I Credit Linked Nts.	10/23/13	$15,429,359

	Commitment
	Interest	Termination	Unfunded	Unrealized
	Rate	Date	Amount	Appreciation

Deutsche Bank AG; An unfunded commitment that Oppenheimer receives 0.125% quarterly; and will pay out, upon request, up to 29,225,000 USD to a Peruvian Trust through Deutsche Bank’s Global Note Program. Upon funding requests, the unfunded portion decreases and new structured securities will be created and held by the Fund to maintain a consistent exposure level.	0.50%	9/20/10	$29,225,000	$435,331
11. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of September 30, 2008, the Fund had on loan securities valued at $362,432,240. Collateral of $369,679,710 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
12. Recent Accounting Pronouncements
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.
F53 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
12. Recent Accounting Pronouncements Continued
SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
     In March 2008, FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
13. Change In Independent Registered Public Accounting Firm (Unaudited)
At a meeting held on August 20, 2008, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund for fiscal year 2009, replacing the firm of Deloitte & Touche LLP, effective at the conclusion of the fiscal 2008 audit. During the two most recent fiscal years the audit reports of Deloitte & Touche LLP contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Deloitte & Touche LLP would have caused it to make reference to the disagreements in connection with its reports.
F54 | OPPENHEIMER INTERNATIONAL BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of Oppenheimer International Bond Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer International Bond Fund (the “Fund”), including the statement of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche LLP
Denver, Colorado
November 18, 2008
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F56 | OPPENHEIMER INTERNATIONAL BOND FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended September 30, 2008 are eligible for the corporate dividend-received deduction.
     Capital gain distributions of $0.0253 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 28, 2007. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).
     A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2008 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $116,963 of the Fund’s fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2008, $50,593,228 or 6.88% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
21 | OPPENHEIMER INTERNATIONAL BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
22 | OPPENHEIMER INTERNATIONAL BOND FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur Steinmetz, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load international income funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board considered that the Fund outperformed its performance universe median during the one-, three-, five-, and ten-year periods.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other international income and global income funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual management fees and total expenses were lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser,
23 | OPPENHEIMER INTERNATIONAL BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
24 | OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
25 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

William L. Armstrong, Chairman of the Board of Trustees (since 2003), Trustee (since 1999) Age: 71	President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (non-profit) (since 1991); Former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 39 portfolios in the OppenheimerFunds complex.

George C. Bowen, Trustee (since 1998) Age: 72	Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

Edward L. Cameron, Trustee (since 1999) Age: 70	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000-June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 39 portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee (since 1995) Age: 66	Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 39 portfolios in the OppenheimerFunds complex.

Sam Freedman, Trustee (since 1996) Age: 68	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Manager and with subsidiary or affiliated companies of the Manager (until October 1994). Oversees 39 portfo- lios in the OppenheimerFunds complex.
26 | OPPENHEIMER INTERNATIONAL BOND FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Beverly L. Hamilton, Trustee (since 2002) Age: 62	Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational orga- nization) (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001- 2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 39 portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee (since 2002) Age: 64	Board of Directors of Opera Colorado Foundation (non-profit organization) (since March 2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (chari- table organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996- April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 39 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee (since 2000) Age: 66	Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee of Worcester Polytech Institute (since 1985); Chairman (since 1994) of the Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 41 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2001) Age: 59	Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006);
27 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

John V. Murphy, Continued	Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 103 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Steinmetz, Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey, Wixted, Petersen, Szilagyi and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Arthur P. Steinmetz, Vice President and Portfolio Manager (since 2004) Age: 50	Senior Vice President of the Manager (since March 1993) and of HarbourView Asset Management Corporation (since March 2000). An officer of 5 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997- February 2004). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 49	Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 103 portfolios in the OppenheimerFunds complex.
28 | OPPENHEIMER INTERNATIONAL BOND FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Brian S. Petersen, Assistant Treasurer (since 2004) Age: 38	Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002). An officer of 103 port- folios in the OppenheimerFunds complex.

Brian C. Szilagyi, Assistant Treasurer (since 2005) Age: 38	Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2001) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Lisa I. Bloomberg, Assistant Secretary (since 2004) Age: 40	Vice President (since May 2004) and Deputy General Counsel (since May 2008); of the Manager; Associate Counsel of the Manager (May 2004-May 2008); First Vice President (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services, Inc. (formerly PaineWebber Incorporated). An officer of 103 portfolios in the OppenheimerFunds complex.

Kathleen T. Ives, Assistant Secretary (since 2001) Age: 43	Vice President (since June 1998), Deputy General Counsel (since May 2008) and Assistant Secretary (since October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Senior Counsel of the Manager (October 2003-May 2008). An officer of 103 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.525.7048.
29 | OPPENHEIMER INTERNATIONAL BOND FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3.  Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board’s Audit Committee, and Edward L. Cameron, a member of the Board’s Audit Committee, are audit committee financial experts and that Messrs. Bowen and Cameron are “independent” for purposes of this Item 3.

Item 4.  Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $59,275 in fiscal 2008 and $61,875 in fiscal 2007.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2008 and $32,732 in fiscal 2007 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such fees include professional services for 22c-2 program.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2008 and $32,732 in fiscal 2007 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
     a) Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	11/11/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	11/11/2008

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/11/2008